PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2070 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.5%
1,374  Vanguard Long-Term
Treasury ETF
$ 76,058
1.0
2,310
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
111,892
1.5
Total Exchange-Traded
Funds
(Cost $190,721)
187,950
2.5
MUTUAL FUNDS : 97.5%
Affiliated Investment Companies : 97.5%
478  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
37,193
0.5
39,693  Voya VACS Index
Series EM Portfolio
605,712
7.9
149,957  Voya VACS Index
Series I Portfolio
2,118,894
27.7
25,764  Voya VACS Index
Series MC Portfolio
341,373
4.5
264,655  Voya VACS Index
Series S Portfolio
4,123,330
53.9
19,550  Voya VACS Index
Series SC Portfolio
227,760
3.0
Total Mutual Funds
(Cost $7,425,219)
7,454,262
97.5
Total Long-Term
Investments
(Cost $7,615,940)
7,642,212
100.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
5,050
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
5,050
0.1
Total Short-Term
Investments
(Cost $5,050)
5,050
0.1
Total Investments in
Securities
(Cost $7,620,990) $ 7,647,262 100.1
Liabilities in Excess
of Other Assets (4,058) (0.1)
Net Assets $ 7,643,204 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2070 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 187,950 $ — $ — $ 187,950
Mutual Funds 7,454,262 — — 7,454,262
Short-Term Investments 5,050 — — 5,050
Total Investments, at fair value $ 7,647,262 $ — $ — $ 7,647,262
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 37,174 $ — $ 19 $ 37,193 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
33,912 43,627 (77,607) 68 — 308 460 —
Voya VACS Index Series EM
Portfolio
386,007 265,378 (37,836) (7,837) 605,712 — 8,834 —
Voya VACS Index Series I Portfolio
1,457,741 760,180 (85,809) (13,218) 2,118,894 — 13,768 —
Voya VACS Index Series MC
Portfolio
260,148 125,245 (41,700) (2,320) 341,373 — 3,903 —
Voya VACS Index Series S
Portfolio
2,869,531 1,567,437 (115,326) (198,312) 4,123,330 — 7,166 —
Voya VACS Index Series SC
Portfolio
165,006 75,669 (10,014) (2,901) 227,760 — 1,477 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
92,610 58,607 (37,504) (1,821) 111,892 1,400 (297) —
$ 5,264,955 $ 2,933,317 $ (405,796) $ (226,322) $ 7,566,154 $ 1,708 $ 35,311 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 94,879
Gross Unrealized Depreciation (68,607)
Net Unrealized Appreciation $ 26,272